Property, Plant and Equipment - Summary of Cost and Carring Amount of Aircraft Pledged as Collateral Under Borrowing Arrangements and Aircraft Held Under Finance Leases (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	¥ 17,515	¥ 7,243
Cost [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	26,149	10,819
Net Carrying Amount [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	¥ 17,515	¥ 7,243